Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 45,198	$ 32,791	$ 24,555